Distribution Date:	08/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	16
			David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21-22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766EBA2	1.597000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766EBB0	2.786000%	39,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766EBC8	3.140000%	58,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766EBD6	3.058000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766EBE4	3.325000%	248,821,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61766EBH7	3.604000%	54,639,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.25%
B	61766EBJ3	4.039000%	42,497,000.00	41,773,951.61	3,528,438.35	140,604.16	0.00	0.00	3,669,042.51	38,245,513.26	78.64%	18.00%
C	61766EBK0	4.571215%	35,413,000.00	35,413,000.00	0.00	134,900.35	0.00	0.00	134,900.35	35,413,000.00	58.87%	13.63%
D	61766EAL9	3.000000%	42,497,000.00	42,497,000.00	0.00	125,058.46	0.00	0.00	125,058.46	42,497,000.00	35.14%	8.38%
E	61766EAN5	2.877000%	22,260,000.00	22,260,000.00	0.00	0.00	0.00	0.00	0.00	22,260,000.00	22.71%	5.63%
F	61766EAQ8	2.877000%	8,095,000.00	8,095,000.00	0.00	0.00	0.00	0.00	0.00	8,095,000.00	18.19%	4.63%
G*	61766EAS4	2.877000%	17,201,000.00	17,201,000.00	0.00	0.00	0.00	0.00	0.00	17,201,000.00	8.59%	2.50%
H	61766EAU9	2.877000%	20,236,885.00	15,382,132.81	0.00	0.00	0.00	0.00	0.00	15,382,132.81	0.00%	0.00%
V	61766EAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766EAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			809,459,885.00	182,622,084.42	3,528,438.35	400,562.97	0.00	0.00	3,929,001.32	179,093,646.07

X-A	61766EBF1	4.571215%	566,621,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61766EBG9	0.532215%	97,136,000.00	41,773,951.61	0.00	18,527.25	0.00	0.00	18,527.25	38,245,513.26
X-D	61766EAA3	1.571215%	42,497,000.00	42,497,000.00	0.00	55,643.25	0.00	0.00	55,643.25	42,497,000.00
X-E	61766EAC9	1.694215%	22,260,000.00	22,260,000.00	0.00	31,427.68	0.00	0.00	31,427.68	22,260,000.00
X-F	61766EAE5	1.694215%	8,095,000.00	8,095,000.00	0.00	11,428.89	0.00	0.00	11,428.89	8,095,000.00
X-G	61766EAG0	1.694215%	17,201,000.00	17,201,000.00	0.00	24,285.15	0.00	0.00	24,285.15	17,201,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61766EAJ4	1.694215%	20,236,885.00	15,382,132.81	0.00	21,717.19	0.00	0.00	21,717.19	15,382,132.81
Notional SubTotal			774,046,885.00	147,209,084.42	0.00	163,029.41	0.00	0.00	163,029.41	143,680,646.07

Deal Distribution Total					3,528,438.35	563,592.38	0.00	0.00	4,092,030.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766EBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766EBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766EBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766EBD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766EBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61766EBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61766EBJ3	982.98589571	83.02793962	3.30856672	0.00000000	0.00000000	0.00000000	0.00000000	86.33650634	899.95795609
C	61766EBK0	1,000.00000000	0.00000000	3.80934544	0.00000000	0.00000000	0.00000000	0.00000000	3.80934544	1,000.00000000
D	61766EAL9	1,000.00000000	0.00000000	2.94275972	(0.44275972)	6.96532202	0.00000000	0.00000000	2.94275972	1,000.00000000
E	61766EAN5	1,000.00000000	0.00000000	0.00000000	2.39750000	28.64461006	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61766EAQ8	1,000.00000000	0.00000000	0.00000000	2.39749969	43.66197776	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61766EAS4	1,000.00000000	0.00000000	0.00000000	2.39750015	62.66913145	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61766EAU9	760.10378129	0.00000000	0.00000000	1.82234865	121.21530562	0.00000000	0.00000000	0.00000000	760.10378129
V	61766EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766EAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766EBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61766EBG9	430.05632937	0.00000000	0.19073515	0.00000000	0.00000000	0.00000000	0.00000000	0.19073515	393.73160579
X-D	61766EAA3	1,000.00000000	0.00000000	1.30934537	0.00000000	0.00000000	0.00000000	0.00000000	1.30934537	1,000.00000000
X-E	61766EAC9	1,000.00000000	0.00000000	1.41184546	0.00000000	0.00000000	0.00000000	0.00000000	1.41184546	1,000.00000000
X-F	61766EAE5	1,000.00000000	0.00000000	1.41184558	0.00000000	0.00000000	0.00000000	0.00000000	1.41184558	1,000.00000000
X-G	61766EAG0	1,000.00000000	0.00000000	1.41184524	0.00000000	0.00000000	0.00000000	0.00000000	1.41184524	1,000.00000000
X-H	61766EAJ4	760.10378129	0.00000000	1.07314886	0.00000000	0.00000000	0.00000000	0.00000000	1.07314886	760.10378129

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	18,527.25	0.00	18,527.25	0.00	0.00	0.00	18,527.25	0.00
X-D	07/01/26 - 07/30/26	30	0.00	55,643.25	0.00	55,643.25	0.00	0.00	0.00	55,643.25	0.00
X-E	07/01/26 - 07/30/26	30	0.00	31,427.68	0.00	31,427.68	0.00	0.00	0.00	31,427.68	0.00
X-F	07/01/26 - 07/30/26	30	0.00	11,428.89	0.00	11,428.89	0.00	0.00	0.00	11,428.89	0.00
X-G	07/01/26 - 07/30/26	30	0.00	24,285.15	0.00	24,285.15	0.00	0.00	0.00	24,285.15	0.00
X-H	07/01/26 - 07/30/26	30	0.00	21,717.19	0.00	21,717.19	0.00	0.00	0.00	21,717.19	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	140,604.16	0.00	140,604.16	0.00	0.00	0.00	140,604.16	0.00
C	07/01/26 - 07/30/26	30	0.00	134,900.35	0.00	134,900.35	0.00	0.00	0.00	134,900.35	0.00
D	07/01/26 - 07/30/26	30	314,036.16	106,242.50	0.00	106,242.50	(18,815.96)	0.00	0.00	125,058.46	296,005.29
E	07/01/26 - 07/30/26	30	582,863.26	53,368.35	0.00	53,368.35	53,368.35	0.00	0.00	0.00	637,629.02
F	07/01/26 - 07/30/26	30	333,237.01	19,407.76	0.00	19,407.76	19,407.76	0.00	0.00	0.00	353,443.71
G	07/01/26 - 07/30/26	30	1,034,252.71	41,239.40	0.00	41,239.40	41,239.40	0.00	0.00	0.00	1,077,971.73
H	07/01/26 - 07/30/26	30	2,410,362.69	36,878.66	0.00	36,878.66	36,878.66	0.00	0.00	0.00	2,453,020.20
Totals			4,674,751.83	695,670.59	0.00	695,670.59	132,078.21	0.00	0.00	563,592.38	4,818,069.95

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	4,092,030.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	699,041.37	Master Servicing Fee	722.45
Interest Reductions due to Nonrecoverability Determination	(96,505.44)	Certificate Administrator Fee	953.71
Interest Adjustments	(11,918.64)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	78.63
ARD Interest	0.00	Operating Advisor Fee	332.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	48.75
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	590,617.29	Total Fees	2,346.37

Principal		Expenses/Reimbursements
Scheduled Principal	22,606.60	Reimbursement for Interest on Advances	5,759.95
Unscheduled Principal Collections		ASER Amount	19,831.74
Principal Prepayments	3,505,831.75	Special Servicing Fees (Monthly)	(67,801.96)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	66,888.80
Total Principal Collected	3,528,438.35	Total Expenses/Reimbursements	24,678.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	563,592.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,528,438.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,092,030.73
Total Funds Collected	4,119,055.64	Total Funds Distributed	4,119,055.63

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	182,622,084.42	182,622,084.42	Beginning Certificate Balance	182,622,084.42
(-) Scheduled Principal Collections	22,606.60	22,606.60	(-) Principal Distributions	3,528,438.35
(-) Unscheduled Principal Collections	3,505,831.75	3,505,831.75	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	179,093,646.07	179,093,646.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	183,686,456.79	183,686,456.79	Ending Certificate Balance	179,093,646.07
Ending Actual Collateral Balance	180,103,313.59	180,103,313.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,098,947.25	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,098,947.25	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	37,159,162.58	20.75%	(7)	4.8881	0.216598
5,000,001 to 10,000,000	2	17,709,757.66	9.89%	(4)	5.0845	1.036018	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	28,994,445.58	16.19%	(7)	4.8017	0.147156	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	36,378,885.93	20.31%	(8)	4.6608	1.877098	1.51 to 1.60	2	29,253,926.59	16.33%	(6)	4.9462	1.563324
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	1	40,010,556.90	22.34%	(7)	3.8420	2.093000	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	1	56,000,000.00	31.27%	(8)	4.3085	2.029700	2.01 to 2.25	3	112,680,556.90	62.92%	(8)	4.1488	2.081321
Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Michigan	1	14,105,939.35	7.88%	(7)	4.9380	(0.104200)
							Lodging	1	19,708,885.93	11.00%	(8)	4.9250	1.581400
Mississippi	1	16,670,000.00	9.31%	(8)	4.3485	2.226700
							Multi-Family	1	9,545,040.66	5.33%	(3)	4.9900	1.526000
Missouri	1	8,164,717.00	4.56%	(5)	5.1950	0.463200
							Office	2	28,994,445.58	16.19%	(7)	4.8017	0.147156
New Jersey	2	34,597,392.16	19.32%	(8)	4.8164	1.066675
							Retail	4	120,845,273.90	67.48%	(7)	4.2195	1.971995
Oklahoma	1	40,010,556.90	22.34%	(7)	3.8420	2.093000
							Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808
Pennsylvania	1	56,000,000.00	31.27%	(8)	4.3085	2.029700

Texas	1	9,545,040.66	5.33%	(3)	4.9900	1.526000

Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	3	112,680,556.90	62.92%	(8)	4.1488	2.081321	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	4	58,248,372.17	32.52%	(7)	4.8743	0.858394	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	1	8,164,717.00	4.56%	(5)	5.1950	0.463200	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808	49 months or greater	8	179,093,646.07	100.00%	(7)	4.4324	1.609808
								Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	179,093,646.07	100.00%	(7)	4.4324	1.609808	Interest Only	3	112,680,556.90	62.92%	(8)	4.1488	2.081321
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	5	66,413,089.17	37.08%	(6)	4.9137	0.809810
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808	301 months to 345 months	0	0.00	0.00%	0	0.0000	0.000000
								346 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	179,093,646.07	100.00%	(7)	4.4324	1.609808			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	179,093,646.07	100.00%	(7)	4.4324	1.609808
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305861001	RT	Grove City	PA	Actual/360	4.309%	207,765.44	0.00	0.00	N/A	12/01/25	--	56,000,000.00	56,000,000.00	08/01/26
3	305351003	RT	Oklahoma City	OK	Actual/360	3.842%	132,370.48	0.00	0.00	N/A	01/01/26	01/01/28	40,010,556.90	40,010,556.90	08/01/26
8	1546110	LO	Freehold	NJ	Actual/360	4.925%	83,584.84	0.00	0.00	N/A	12/01/25	--	19,708,885.93	19,708,885.93	10/01/25
12	305861012	RT	Gulfport	MS	Actual/360	4.348%	62,421.51	0.00	0.00	N/A	12/01/25	--	16,670,000.00	16,670,000.00	08/01/26
13	695100616	OF	Farmington Hills	MI	Actual/360	4.938%	0.00	0.00	0.00	N/A	01/06/26	--	14,105,939.35	14,105,939.35	04/06/25
16	453011334	OF	Lawrence Township	NJ	Actual/360	4.673%	59,906.00	0.00	0.00	N/A	01/01/26	--	14,888,506.23	14,888,506.23	08/01/25
24	1646912	MF	El Paso	TX	Actual/360	4.990%	41,077.62	14,688.29	0.00	N/A	05/01/26	--	9,559,728.95	9,545,040.66	08/01/26
28	695100637	RT	Ferguson	MO	Actual/360	5.195%	0.00	0.00	0.00	N/A	03/06/26	--	8,164,717.00	8,164,717.00	09/06/22
60	695100638	RT	Chula Vista	CA	Actual/360	5.093%	3,491.40	3,513,750.06	0.00	N/A	03/06/26	--	3,513,750.06	0.00	08/06/26
Totals							590,617.29	3,528,438.35	0.00				182,622,084.42	179,093,646.07
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,707,056.00	3,227,403.50	01/01/26	03/31/26	03/11/26	1,249,436.75	0.00	0.00	0.00	0.00	0.00
3	26,174,376.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,877,339.00	0.00	--	--	03/11/26	1,151,679.23	35,446.84	78,489.85	789,562.81	0.00	0.00
12	5,957,540.00	1,342,492.00	01/01/26	03/31/26	03/11/26	0.00	0.00	0.00	0.00	0.00	0.00
13	161,201.19	0.00	--	--	02/11/26	9,226,756.22	596,084.01	0.00	0.00	0.00	0.00
16	4,104,138.20	0.00	--	--	03/01/26	3,722,126.56	87,303.09	44,758.54	616,909.66	0.00	0.00
24	1,083,201.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	382,046.69	0.00	--	--	02/11/26	6,555,111.16	1,061,259.65	0.00	0.00	0.00	0.00
60	433,237.84	0.00	--	--	07/13/26	0.00	0.00	0.00	0.00	0.00	0.00
Totals	53,880,136.24	4,569,895.50				21,905,109.92	1,780,093.59	123,248.39	1,406,472.47	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
60	695100638	3,505,831.75	Disposition	0.00	0.00
Totals		3,505,831.75		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	14,105,939.35	1	8,164,717.00	0	0.00	0	0.00	1	3,505,831.75	4.432436%	4.216742%	(7)
07/17/26	0	0.00	0	0.00	0	0.00	1	14,105,939.35	1	8,164,717.00	0	0.00	0	0.00	0	0.00	4.445191%	4.173756%	(6)
06/17/26	0	0.00	0	0.00	0	0.00	1	14,105,939.35	1	8,164,717.00	0	0.00	0	0.00	0	0.00	4.445268%	4.186941%	(5)
05/15/26	0	0.00	0	0.00	0	0.00	1	14,105,939.35	1	8,164,717.00	0	0.00	0	0.00	0	0.00	4.445339%	4.187031%	(4)
04/17/26	0	0.00	0	0.00	0	0.00	1	14,105,939.35	1	8,164,717.00	0	0.00	0	0.00	1	9,660,892.05	4.445416%	4.187128%	(3)
03/17/26	0	0.00	0	0.00	0	0.00	1	14,105,939.35	1	8,164,717.00	1	40,010,556.90	1	6,589,443.10	2	17,320,205.08	4.608747%	4.432133%	(1)
02/18/26	0	0.00	0	0.00	1	8,164,717.00	1	14,105,939.35	1	8,164,717.00	0	0.00	0	0.00	5	53,512,902.87	4.646214%	4.479771%	0
01/16/26	0	0.00	0	0.00	1	8,164,717.00	1	14,105,939.35	1	8,164,717.00	2	72,670,000.00	0	0.00	8	110,590,197.49	4.702894%	4.557296%	1
12/17/25	0	0.00	0	0.00	3	37,159,162.58	1	14,105,939.35	1	8,164,717.00	0	0.00	0	0.00	3	17,529,617.12	4.726083%	4.618579%	2
11/18/25	0	0.00	0	0.00	3	37,178,885.39	1	14,105,939.35	1	8,184,439.81	0	0.00	0	0.00	4	23,583,173.37	4.735678%	4.652374%	3
10/20/25	0	0.00	0	0.00	3	37,197,344.56	1	14,105,939.35	1	8,202,898.98	0	0.00	0	0.00	2	8,160,156.66	4.742079%	4.661593%	4
09/17/25	0	0.00	0	0.00	3	37,216,902.78	1	14,105,939.35	1	8,222,457.20	0	0.00	0	0.00	2	35,054,801.23	4.745311%	4.673500%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	1546110	10/01/25	9	5	78,489.85	789,562.81	16,496.70	19,708,885.93	06/09/25	98
13	695100616	04/06/25	15	5	0.00	0.00	0.00	14,250,526.00	02/02/24	6		05/06/25
16	453011334	08/01/25	11	5	44,758.54	616,909.66	0.00	14,888,506.23	02/21/24	1
28	695100637	09/06/22	46	5	0.00	0.00	0.00	9,029,797.87	06/03/19	7			03/10/20
Totals					123,248.39	1,406,472.47	16,496.70	57,877,716.03
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		139,083,089	82,215,041	34,597,392		22,270,656
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		40,010,557	40,010,557	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	179,093,646	122,225,598	0	0	48,703,332	8,164,717
Jul-26	182,622,084	112,680,557	3,513,750	0	58,263,060	8,164,717
Jun-26	182,646,411	116,202,687	0	0	58,279,008	8,164,717
May-26	182,668,816	116,210,534	0	0	58,293,565	8,164,717
Apr-26	182,692,948	125,824,899	0	0	48,703,332	8,164,717
Mar-26	281,491,228	151,953,179	0	0	121,373,332	8,164,717
Feb-26	315,342,826	185,804,777	0	0	121,373,332	8,164,717
Jan-26	369,235,695	239,697,647	0	0	121,373,332	8,164,717
Dec-25	530,339,184	473,471,135	0	0	48,703,332	8,164,717
Nov-25	552,656,463	515,477,578	0	0	28,994,446	8,184,440
Oct-25	576,944,705	539,747,360	0	0	28,994,446	8,202,899
Sep-25	593,250,404	556,033,501	0	0	28,994,446	8,222,457
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305861001	56,000,000.00	56,000,000.00	149,800,000.00	10/15/25	3,085,848.00	2.02970	03/31/26	12/01/25	I/O
3	305351003	40,010,556.90	40,010,556.90	660,000,000.00	11/17/15	25,275,080.20	2.09300	12/31/25	01/01/26	I/O
8	1546110	19,708,885.93	19,708,885.93	21,000,000.00	02/13/26	1,556,339.00	1.58140	12/31/25	12/01/25	231
12	305861012	16,670,000.00	16,670,000.00	57,300,000.00	10/15/25	1,227,183.75	2.22670	03/31/26	12/01/25	I/O
13	695100616	14,105,939.35	14,250,526.00	5,000,000.00	11/24/25	(110,695.81)	(0.10420)	12/31/25	01/06/26	236
16	453011334	14,888,506.23	14,888,506.23	199,000,000.00	11/05/15	2,355,622.20	0.38530	12/31/25	01/01/26	236
24	1646912	9,545,040.66	9,545,040.66	14,100,000.00	03/09/16	1,021,201.12	1.52600	12/31/25	05/01/26	236
28	695100637	8,164,717.00	9,029,797.87	4,920,000.00	01/11/26	306,603.69	0.46320	12/31/25	03/06/26	234
60	695100638	0.00	-	4,400,000.00	06/09/26	431,801.84	1.54240	12/31/20	03/06/26	234
Totals		179,093,646.07	180,103,313.59	1,115,520,000.00		35,148,983.99

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	305861001	RT	PA	08/20/25	4
	Loan continues to perform under terms of Forbearance Agreement and payments are current through August. Leasing activity continues to be monitored.

3	305351003	RT	OK	11/20/25	8
	Special Servicer comments are not available for this cycle.

8	1546110	LO	NJ	06/09/25	98

Receiver was appointed on 3/6/2026. Special servicer is performing due dilligence on property valuation to determine disposition timing and strategy. As of 6/2026, Property STR Index (MPI): Occupancy = 108.4% ADR = 100.3%RevPAR =

	108.7%DSCR (NCF) = 1.58x

12	305861012	RT	MS	09/22/25	4
	Loan continues to perform under terms of Forbearance Agreement and payments are current through August. Leasing activity continues to be monitored.

13	695100616	OF	MI	02/02/24	6
	The Special Servicer is seeking approval of a prospective discounted payoff.

16	453011334	OF	NJ	02/21/24	1
	Loan modification stalled. Borrower so far unable to raise required capital. Occupancy was 39.2% as of 5/31/26. Financial reporting is overdue for June. Receiver proposals under review.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	1646912	MF	TX	06/01/26	13

Borrower represented it had an executed refinance term sheet, which Special Servicer rejected as non-binding. A 30-day forbearance was documented, but Borrower did not execute the agreement and has since been unresponsive. Occupancy has declined to 76.52% (from 91.10% at underwriting) and DSCR has fallen to 1.62x/1.53x as of year-end 2025. Special Servicer has engaged Holland & Knight as counsel to continue pursuing resolution options.

28	695100637	RT	MO	06/03/19	7

The loan transferred to Special Servicing due to imminent default, with Cushman & Wakefield appointed asPM following foreclosure on March 10, 2020. As of June 2026, the property is 47.5% occupied (68.4% by units), with 13 tenants leasing

66,596 SF of 140,267 SF; the 47,738 SF anchor remains vacant. Monthly base rent totals ~$68,687 ($1.03 PSF) with 4.4-year WALT. Key tenants include CSL Plasma, Hair Galleria, and ChenMed. Lease terms agreed upon for the former IHOP building with Left's Fried Rice, lease is being prepared. Discussions with Napa Auto Parts (8,000 to 12,000 SF) for the former Party City space have progressed and Napa is indicating they will be ready to go to lease in Q3 on the full 12K SF space. A sale is being explored for Q4 2026.

60	695100638	RT	CA	04/11/25	13
Loan paid off in full in July 2026

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	305861001	0.00	4.30850%	0.00	4.30850%	10	12/17/25	12/01/25	--
3	305351003	0.00	3.84200%	0.00	3.84200%	9	03/04/26	03/01/26	--
8	1546110	0.00	4.92500%	0.00	4.92500%	10	09/10/21	09/10/21	--
9	300801447	20,266,218.62	4.93300%	20,239,899.75	4.93300%	9	08/31/20	08/31/20	08/31/20
12	305861012	0.00	4.34850%	0.00	4.34850%	10	12/17/25	12/01/25	--
16	453011334	0.00	4.67262%	0.00	4.67262%	9	09/17/21	09/01/21	--
45	305861045	5,399,361.27	5.00000%	5,399,361.27	5.00000%	10	03/31/21	04/01/20	03/31/21
Totals		25,665,579.89		25,639,261.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	300801447	12/17/21	19,836,762.12	106,000,000.00	20,807,440.83	970,678.71	20,807,440.83	19,836,762.12	0.00	0.00	0.00	0.00	0.00%
18	305861018	05/16/25	10,489,762.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	300801435	12/15/23	10,192,640.41	11,000,000.00	8,056,726.03	1,509,320.18	8,056,726.03	6,547,405.85	3,645,234.56	0.00	889,429.53	2,755,805.03	24.49%
47	695100649	06/17/21	5,692,258.02	9,100,000.00	5,876,160.71	159,785.63	5,876,160.71	5,716,375.08	0.00	0.00	0.00	0.00	0.00%
51	300801236	10/18/21	4,724,358.14	5,800,000.00	6,551,554.38	1,871,117.51	6,551,554.38	4,680,436.87	43,921.27	0.00	43,921.27	0.00	0.00%
60	695100638	08/17/26	3,513,750.06	4,400,000.00	3,706,757.45	128,056.09	3,706,757.45	3,578,701.36	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			3,513,750.06	4,400,000.00	3,706,757.45	128,056.09	3,706,757.45	3,578,701.36	0.00	0.00	0.00	0.00
Cumulative Totals			54,449,531.02	136,300,000.00	44,998,639.40	4,638,958.12	44,998,639.40	40,359,681.28	3,689,155.83	0.00	933,350.80	2,755,805.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	300801447	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	305861018	05/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	300801435	08/16/24	0.00	0.00	2,755,805.03	0.00	0.00	(36,170.05)	0.00	0.00	2,755,805.03
		03/15/24	0.00	0.00	2,791,975.08	0.00	0.00	(853,259.48)	0.00	0.00
		12/15/23	0.00	0.00	3,645,234.56	0.00	0.00	3,645,234.56	0.00	0.00
47	695100649	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	300801236	09/15/23	0.00	0.00	0.00	0.00	0.00	(43,921.27)	0.00	0.00	0.00
		10/18/21	0.00	0.00	43,921.27	0.00	0.00	43,921.27	0.00	0.00
60	695100638	08/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,755,805.03	0.00	0.00	2,755,805.03	0.00	0.00	2,755,805.03

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(23,333.34)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,242.89	0.00	0.00	4,879.28	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(10,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	59,980.81	5,694.55	0.00	0.00	0.00
16	0.00	0.00	3,205.16	0.00	0.00	14,952.46	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	66,888.80	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	36,524.63	169.25	0.00	0.00	0.00
60	11,918.64	0.00	(51,916.67)	0.00	0.00	0.00	0.00	0.00	(103.85)	0.00	0.00	0.00
Total	11,918.64	0.00	(67,801.96)	0.00	0.00	19,831.74	0.00	96,505.44	5,759.95	0.00	66,888.80	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		133,102.61

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27